Partners' Capital - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 27, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Common Partnership Units Outstanding		18,178,100
General partner units outstanding		348,570
Redemption price		$ 116,850	$ 0
Dividends paid (Note 10)		$ (17,099)	$ (26,300)
Before Reverse Split
Common Partnership Units Issued	127,246,692
Common Partnership Units Outstanding	127,246,692
General Partners Capital Account Units Issued	2,439,989
General partner units outstanding	2,439,989
Adjusted for the March 2019 reverse split
Common Partnership Units Issued				18,178,100
Common Partnership Units Outstanding				18,178,100
General Partners Capital Account Units Issued				348,570
General partner units outstanding				348,570
Class B Convertible Preferred Units | Transaction agreement with DSS Holdings L.P.
Redemption percentage	100.00%
Redemption price	$ 116,850
Dividends paid (Note 10)	(2,652)
Difference between carrying amount of Class B Convertible Preferred Units and their redemption price	$ 6,344